Equity (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Mar. 15, 2010
Stock Purchase Agreement Abstract
Shares of common stock sold to CIC												125,468,788
Price per share paid by CIC												$ 12.60
Aggregate proceeds from shares sold to CIC												$ 1,580,000,000
CIC's ownership percentage in AES after sale of common stock									15.00%
Minimum ownership percentage allowing CIC to nonimate one member to AES Board of Directors									5.00%
Maximum ownership percentage requiring CIC to vote its shares in accordance with recommendations of the Company									5.00%
Percentage ownership at which standstill and lock-up restrictions terminate									5.00%
Stock Repurchase Plan Abstract
Stock Repurchase Plan Amount Authorized Total	500,000,000								500,000,000		400,000,000
Acquisition of treasury stock (shares)									8,382,825		10,691,267
Treasury Stock Value Acquired Cost Method Excluding Commissions									99,000,000		143,000,000
Treasury Stock Value Acquired Commissions									0		300,000
Treasury Stock Acquired Average Cost Per Share									$ 11.86		$ 13.41
Stock Repurchase Plan Amount Remaining Total	401,000,000								401,000,000
Treasury stock, shares	17,287,073				9,534,580				17,287,073	9,534,580
Components Of Comprehensive Income
Net income	(169,000,000)	397,000,000	429,000,000	402,000,000	283,000,000	440,000,000	530,000,000	502,000,000	1,059,000,000	1,755,000,000	2,032,000,000
Change in fair value of available-for-sale securities, net of income tax (expense) benefit of $0, $(4) and $0, respectively									(5,000,000)	6,000,000	0
Foreign currency translation adjustments, net of income tax (expense) benefit of $0, $(78) and $53, respectively									468,000,000	742,000,000	(1,052,000,000)
Derivative activity:
Reclassification to earnings, net of income tax (expense) benefit of $0, $(41) and $(19), respectively									91,000,000	(141,000,000)	90,000,000
Change in derivative fair value, net of income tax (expense) benefit of $0, $34 and $(29), respectively									(242,000,000)	214,000,000	(158,000,000)
Total change in fair value of derivatives									(151,000,000)	73,000,000	(68,000,000)
Change in unfunded pension obligation, net of income tax									(88,000,000)	(139,000,000)	(149,000,000)
Other comprehensive income (loss)									224,000,000	682,000,000	(1,269,000,000)
Comprehensive income									1,283,000,000	2,437,000,000	763,000,000
Less: Comprehensive income attributable to noncontrolling interests									(1,038,000,000)	(1,485,000,000)	(169,000,000)
Total comprehensive income									245,000,000	952,000,000	594,000,000
Components Of Comprehensive Income (Parentheticals)
Change in fair value of available-for-sale securities, income tax									3,000,000	(4,000,000)	0
Foreign currency translation adjustments, income tax									(11,000,000)	(78,000,000)	53,000,000
Derivative reclassification to earnings, income tax									(30,000,000)	(41,000,000)	(19,000,000)
Change in derivative fair value, income tax									56,000,000	34,000,000	(29,000,000)
Change in unfunded pension obligation, income tax									45,000,000	69,000,000	77,000,000
Accumulated Other Comprehensive Loss
Foreign currency translation adjustment	1,824,000,000				2,312,000,000				1,824,000,000	2,312,000,000
Unrealized derivative losses	344,000,000				224,000,000				344,000,000	224,000,000
Unfunded pension obligation	216,000,000				194,000,000				216,000,000	194,000,000
Securities available-for-sale	(1,000,000)				(6,000,000)				(1,000,000)	(6,000,000)
Total	2,383,000,000				2,724,000,000				2,383,000,000	2,724,000,000
Net Income Attributable To Parent And Transfers To From Noncontrolling Interests Abstract
Net income (loss) attributable to The AES Corporation	(436,000,000)	114,000,000	144,000,000	187,000,000	(48,000,000)	185,000,000	303,000,000	218,000,000	9,000,000	658,000,000	1,234,000,000
Transfers To From The Noncontrolling Interests Abstract
Acquisition of subsidiary shares from noncontrolling interests									(25,000,000)	0
Net transfers (to) from noncontrolling interests									(25,000,000)	0
Change from net income attributable to The AES Corporation and transfers (to) from noncontrolling interests									$ (16,000,000)	$ 658,000,000